Restatement of Previously Issued Financial Statement (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Summary of restatement of balance sheet
The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the previously reported investments held in trust or cash.

	As Previously Reported	Restatement	As Restated
Balance sheet as of January 12, 2021 (audited)
Warrant Liability – Public Warrants	$—	$4,200,000	$4,200,000
Warrant Liability – Placement Warrants	—	130,800	130,800
Total Warrant Liabilities	—	4,330,800	4,330,800
Class A Common Stock Subject to Possible Redemption	165,376,070	(4,330,800)	161,045,270
Class A Common Stock	151	44	195
Additional Paid-in Capital	5,001,101	242,289	5,243,390
Accumulated Deficit	(1,698)	(242,333)	(244,031)
Number of Class A Common Stock Subject to Possible Redemptio n	16,537,607	(433,080)	16,104,527